Dec. 30, 2019

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 30, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated December 30, 2019 (as revised January 31, 2020) and

Statement of Additional Information (the “SAI”),

dated December 30, 2019 (as revised April 16, 2020),

for the iShares MSCI Hong Kong ETF (EWH) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around September 1, 2020.

Current Underlying Index	New Underlying Index
MSCI Hong Kong Index	MSCI Hong Kong 25/50 Index

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Hong Kong 25/50 Index (the “Underlying Index”), which primarily consists of stocks traded on the Stock Exchange of Hong Kong Limited (SEHK). A capping methodology is applied that limits the weight of any single “group entity,” or constituents that MSCI determines have a control relationship, to a maximum of 25% of the Underlying Index. Additionally, the sum of the group entities that individually constitute more than 5% of the weight of the Underlying Index cannot exceed a maximum of 50% of the weight of the Underlying Index in the aggregate. The Underlying Index will include large- and mid-capitalization companies and may change over time. As of May 26, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financials and real estate industries or sectors. The components of the Underlying Index are likely to change over time.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Mid-Capitalization Companies Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares®  is a registered trademark of BlackRock Fund Advisors and its affiliates.